Significant Accounting Policies (Details) - Schedule of Depreciates Property, Plant, and Equipment Using The Straight-Line Method	Jun. 30, 2024
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	20 years
Minimum [Member] | Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	1 year
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	50 years
Maximum [Member] | Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	20 years
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	15 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment using the straight-line method	10 years